Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (5,089,781)	$ (18,123,516)	$ (19,565,426)	$ (6,382,433)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	155,226	258,189	311,590	393,959
Amortization of debt discount and deferred financing costs	1,148,153	540,648	678,915	17,514
Stock-based compensation expense	565,220	509,966	678,119	693,180
Change in fair value of derivative instruments	0	(20,845)	(20,848)	(16,486)
Loss on write-off of intangible assets			0	17,046
Loss on disposal of cryogenic shippers	5,773	5,884	16,066	51,033
Provision for bad debt	465	0	24,876	0
Debt conversion expense	0	13,713,767	13,713,767	0
Changes in operating assets and liabilities:
Accounts receivable, net	107,901	(418,590)	(323,604)	(70,973)
Inventories	(37,255)	9,204	9,509	12,542
Other assets	(45,022)	(22,898)	(26,588)	34,912
Accounts payable and other accrued expenses	154,249	129,415	(221,929)	443,568
Accrued compensation and related expenses	163,348	174,006	236,856	(18,564)
Accrued interest	36,430	85,364	108,038	39,558
Net cash used in operating activities	(2,835,293)	(3,159,406)	(4,380,659)	(4,785,144)
Cash Flows From Investing Activities:
Purchases of intangible assets			0	(22,482)
Purchases of property and equipment	(67,851)	(139,541)	(138,886)	(156,200)
Net cash used in investing activities	(67,851)	(139,541)	(138,886)	(178,682)
Cash Flows From Financing Activities:
Proceeds from the issuance of preferred stock, net of offering costs	2,802,854	0
Proceeds from exercise of stock options and warrants	11,631	180,001	326,890	0
Proceeds from issuance of notes payable	615,000	0
Proceeds from issuance of convertible debentures	0	3,206,301	4,558,301	1,294,500
Repayment of convertible debentures	(50,000)	0	0	(82,800)
Repayment of offering and deferred costs	0	(358,489)	(463,169)	(206,305)
Repayment of related party notes payable	(72,000)	(72,000)	(96,000)	(96,000)
Net cash provided by financing activities	3,307,485	2,955,813	4,326,022	909,395
Net change in cash and cash equivalents	404,341	(343,134)	(193,523)	(4,054,431)
Cash and cash equivalents — beginning of period	369,581	563,104	563,104	4,617,535
Cash and cash equivalents — end of period	773,922	219,970	369,581	563,104
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest			0	15,676
Cash paid for income taxes			1,600	1,600
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering costs in connection with convertible preferred stock included in accounts payable	9,658	0	0	53,747
Deferred financing costs in connection with convertible debt payable included in accounts payable			30,120	38,475
Release of restricted cash for repayment of convertible debentures			0	251,368
Estimated relative fair value of warrants issued in connection with convertible debentures payable	0	255,452	478,229	0
Estimated relative fair value of warrants issued in connection with notes payable	312,680	0
Accretion of convertible preferred stock beneficial conversion feature and relative fair value of warrants issued in connection with the convertible preferred stock units to accumulated deficit	2,961,723	0
Conversion of Bridge Notes payable and accrued interest into shares of common stock and warrants	0	4,127,202	4,127,201	0
Conversion of convertible debentures payable and accrued interest into convertible preferred stock units	$ 1,766,997	$ 0